CONSOLIDATED STATEMENT OF SHAREHOLDERS' EQUITY (USD $) In Thousands, unless otherwise specified	Total	Additional Paid-in Capital	Accumulated Deficit	Accumulated Other Comprehensive Income (Loss)	Treasury Stock	Noncontrolling Interests	Common stock	Class B convertible common stock Common Stock
Balance at Dec. 31, 2008	$ 4,046,671	$ 10,731,149	$ 227,445	$ 2,180	$ (6,914,329)		$ 210	$ 16
Balance (in shares) at Dec. 31, 2008							210,217	16,157
Increase (Decrease) in Shareholders' Equity
Net earnings (loss) attributable to IAC shareholders for the year	(978,822)		(978,822)
Net (income) attributable to noncontrolling interests	1,090
Net earnings (loss) for the year	(978,822)
Other comprehensive (loss) income, net of tax	22,323			22,323
Non-cash compensation expense	69,629	69,629
Issuance of common stock upon exercise of stock options, vesting of restricted stock units and other, net of withholding taxes	7,431	7,430					1
Issuance of common stock upon exercise of stock options, vesting of restricted stock units and other, net of withholding taxes (in shares)							834
Income tax benefit (provision) related to the exercise of stock options, vesting of restricted stock units and other	(11,737)	(11,737)
Issuance of common stock upon the exercise of warrants	152,694	152,682					12
Issuance of common stock upon the exercise of warrants (in shares)							11,607
Settlement of vested stock-based awards denominated in subsidiaries' equity, net of tax	(10,044)	(10,044)
Spin-off of HSNi, ILG, Ticketmaster and Tree.com to shareholders	4,052	4,052
Purchase of treasury stock	(554,203)				(554,203)
Fair value of redeemable noncontrolling interests adjustment	(1,033)	(1,033)
Balance at Dec. 31, 2009	2,746,961	10,942,128	(751,377)	24,503	(7,468,532)		223	16
Balance (in shares) at Dec. 31, 2009							222,658	16,157
Increase (Decrease) in Shareholders' Equity
Net earnings (loss) attributable to IAC shareholders for the year	99,359		99,359
Net (income) attributable to noncontrolling interests	5,007
Net earnings (loss) for the year	99,359
Other comprehensive (loss) income, net of tax	(6,957)			(6,957)
Non-cash compensation expense	85,048	85,048
Issuance of common stock upon exercise of stock options, vesting of restricted stock units and other, net of withholding taxes	30,933	30,930					3
Issuance of common stock upon exercise of stock options, vesting of restricted stock units and other, net of withholding taxes (in shares)							2,864
Income tax benefit (provision) related to the exercise of stock options, vesting of restricted stock units and other	(12,237)	(12,237)
Settlement of vested stock-based awards denominated in subsidiaries' equity, net of tax	(44)	(44)
Settlement of vested stock-based awards denominated in subsidiary's equity, net of tax (in shares)							352
Purchase of treasury stock	(530,885)				(530,885)
Receipt of stock from Liberty Media Corporation	(364,169)				(364,169)
Fair value of redeemable noncontrolling interests adjustment	2,059	2,059
Balance at Dec. 31, 2010	2,050,068	11,047,884	(652,018)	17,546	(8,363,586)		226	16
Balance (in shares) at Dec. 31, 2010							225,874	16,157
Increase (Decrease) in Shareholders' Equity
Net earnings (loss) attributable to IAC shareholders for the year	174,233		174,233
Net (income) attributable to noncontrolling interests	2,656					(2,417)
Net earnings (loss) for the year	171,816
Other comprehensive (loss) income, net of tax	(35,258)			(29,989)		(5,269)
Noncontrolling interests related to acquisition of Meetic S.A.	64,831					64,831
Non-cash compensation expense	87,774	86,725				1,049
Issuance of common stock upon exercise of stock options, vesting of restricted stock units and other, net of withholding taxes	56,736	56,731					5
Issuance of common stock upon exercise of stock options, vesting of restricted stock units and other, net of withholding taxes (in shares)							5,010
Income tax benefit (provision) related to the exercise of stock options, vesting of restricted stock units and other	28,363	28,363
Issuance of common stock upon the exercise of warrants	76,042	76,039					3
Issuance of common stock upon the exercise of warrants (in shares)							3,217
Cash dividend declared on common stock	(14,399)	(11,296)				(3,103)
Purchase of treasury stock	(518,637)				(518,637)
Receipt of stock from Liberty Media Corporation	(2,923)				(2,923)
Fair value of redeemable noncontrolling interests adjustment	(4,273)	(4,273)
Balance at Dec. 31, 2011	$ 1,960,140	$ 11,280,173	$ (477,785)	$ (12,443)	$ (8,885,146)	$ 55,091	$ 234	$ 16
Balance (in shares) at Dec. 31, 2011							234,101	16,157